Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Changes in Intangible Assets
(a)
Changes in intangible assets for the years ended December 31, 2024 and 2025 are as follows:
(i)
2024

(In millions of won)	Intellectual property rights		Software	Member-ships	Development costs	Construction -in-progress	Technology	Good-will	Total
Acquisition cost as of January 1, 2024	~~W~~	2,189,071	1,403,157	23,463	2,295,468	33,036	12,763	109,115	6,066,073
Accumulated amortization as of January 1, 2024		(1,299,655)	(1,160,702)	—	(1,509,575)	—	(11,574)	—	(3,981,506)
Accumulated impairment loss as of January 1, 2024		(60,637)	(19,001)	(1,541)	(144,432)	—	(43)	(84,958)	(310,612)
Book value as of January 1, 2024	~~W~~	828,779	223,454	21,922	641,461	33,036	1,146	24,157	1,773,955
Additions - internally generated		—	—	—	548,224	—	—	—	548,224
Additions - external purchases		49,818	—	—	—	110,616	—	—	160,434
Amortization (*1)		(188,058)	(122,539)	—	(546,377)	—	(164)	—	(857,138)
Disposals		—	(187)	(6,433)	—	—	—	—	(6,620)
Impairment loss (*2)		(1,931)	(4,517)	—	(66,028)	—	—	—	(72,476)
Others (*3)		—	128,986	—	—	(128,148)	—	—	838
Effect of movements in exchange rates		1,224	5,568	73	—	24	—	5,076	11,965
Classified as held for sale		—	(775)	—	—	—	—	—	(775)
Book value as of December 31, 202\4	~~W~~	689,832	229,990	15,562	577,280	15,528	982	29,233	1,558,407
Acquisition cost as of December 31, 2024	~~W~~	2,275,735	1,482,559	15,562	2,357,041	15,528	12,763	114,191	6,273,379
Accumulated amortization as of December 31, 2024	~~W~~	(1,525,276)	(1,228,377)	—	(1,715,408)	—	(11,738)	—	(4,480,799)
Accumulated impairment loss as of December 31, 2024	~~W~~	(60,627)	(24,192)	—	(64,353)	—	(43)	(84,958)	(234,173)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) The Group recognized an impairment loss amounting to ~~W~~66,028 million for development projects which are not likely to generate probable future economic benefits.

(*3) Others mainly represent the reclassification of construction-in-progress to intangible assets.

(ii)
2025

(In millions of won)	Intellectual property rights		Software	Member-ships	Development costs	Construction -in-progress	Technology	Good-will	Total
Acquisition cost as of January 1, 2025	~~W~~	2,275,735	1,482,559	15,562	2,357,041	15,528	12,763	114,191	6,273,379
Accumulated amortization as of January 1, 2025		(1,525,276)	(1,228,377)	—	(1,715,408)	—	(11,738)	—	(4,480,799)
Accumulated impairment loss as of January 1, 2025		(60,627)	(24,192)	—	(64,353)	—	(43)	(84,958)	(234,173)
Book value as of January 1, 2025	~~W~~	689,832	229,990	15,562	577,280	15,528	982	29,233	1,558,407
Additions - internally generated		—	—	—	546,706	—	—	—	546,706
Additions - external purchases		67,785	—	—	—	107,069	—	—	174,854
Amortization (*1)		(167,885)	(129,238)	—	(453,824)	—	(224)	—	(751,171)
Disposals		(326)	—	—	(3,741)	—	—	—	(4,067)
Reversal (Impairment loss) (*2)		(1,106)	286	—	(54,184)	—	—	—	(55,004)
Others (*3)		—	122,267	—	—	(113,582)	2,400	—	11,085
Effect of movements in exchange rates		86	(1,916)	(15)	—	(4)	—	(926)	(2,775)
Book value as of December 31, 2025	~~W~~	588,386	221,389	15,547	612,237	9,011	3,158	28,307	1,478,035
Acquisition cost as of December 31, 2025	~~W~~	2,335,399	1,553,129	15,547	2,622,548	9,011	15,163	113,265	6,664,062
Accumulated amortization as of December 31, 2025	~~W~~	(1,686,428)	(1,308,290)	—	(1,934,470)	—	(11,962)	—	(4,941,150)
Accumulated impairment loss as of December 31, 2025	~~W~~	(60,585)	(23,450)	—	(75,841)	—	(43)	(84,958)	(244,877)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) The Group recognized an impairment loss amounting to ~~W~~54,184 million for development projects which are not likely to generate probable future economic benefits.

(*3) Others mainly represent the reclassification of construction-in-progress to intangible assets.

Summary of Book Value and Remaining Amortization Period of Development Costs and Intellectual Property Rights
(b)
The book value and remaining amortization period of development costs and intellectual property rights as of December 31, 2024 and 2025 are as follows:

Development costs

(i)
As of December 31, 2024

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period(*)
	TV	~~W~~	49,705	0.8
Development completed	IT		49,615	0.7
	Mobile and others		255,128	2.7
	Subtotal	~~W~~	354,448
	TV	~~W~~	14,802	—
Development in process	IT		37,737	—
	Mobile and others		170,293	—
	Subtotal	~~W~~	222,832
	Total	~~W~~	577,280

(*) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each product has a different remaining amortization period.

(ii)
As of December 31, 2025

(In millions of won and in years)				Remaining
Classification	Category	Book Value		amortization period(*)
	TV	~~W~~	21,361	0.7
Development completed	IT		66,077	0.8
	Mobile and others		253,106	2.4
	Subtotal	~~W~~	340,544
	TV	~~W~~	21,758	—
Development in process	IT		25,502	—
	Mobile and others		224,433	—
	Subtotal	~~W~~	271,693
	Total	~~W~~	612,237

(*) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each product has a different remaining amortization period.

10.
Intangible Assets, Continued

Intellectual property rights

(i)
As of December 31, 2024

(In millions of won and in years)				Remaining
Classification	Category	Book Value		amortization period (*1)
Patent	Direct additions	~~W~~	237,364	7.0
	Licenses agreement (*2)		449,617	5.1
	Subtotal	~~W~~	686,981
Other			2,851	3.7
	Total	~~W~~	689,832

(*1) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company.

(ii)
As of December 31, 2025

(In millions of won and in years)				Remaining
Classification	Category	Book Value		amortization period (*1)
Patent	Direct additions	~~W~~	263,559	6.9
	Licenses agreement (*2)		321,790	4.9
	Subtotal	~~W~~	585,349
Other			3,037	3.6
	Total	~~W~~	588,386

(*1) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company

Schedule of inputs used in measurement of CGU

As of December 31, 2024, the entire amount of goodwill has been allocated to the Display cash-generating unit (CGU), Display (Large OLED) cash-generating unit (CGU) and Display (AD PO) cash-generating unit(CGU).Accordingly, the Group performed an impairment test on the Display CGU to which the goodwill has been allocated.

10.
Intangible Assets, Continued
(d)
Details of impairment test on Good-will as of December 31,2024, Continued

The recoverable amount of CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated operating performance of the Group’s products used in the forecast was determined considering external sources and the Group’s historical experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for each Display CGU include the future operating performance for the forecast period and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows:

Classification	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
Display CGU	9.3%	7.6%	1.0%
Display (Large OLED) CGU	9.5%	7.6%	1.0%
Display (AD PO) CGU	9.9%	7.6%	0.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of seven global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group’s credit rating and debt ratio was determined using the average of the debt ratios of the seven global listed companies in the same industry and the Group. The Group calculates the value in use of the CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.

(e)
Details of impairment assessment on Good-will as of December 31, 2025

As of December 31, 2025, the entire amount of goodwill has been allocated to the Display cash-generating unit(CGU). Accordingly, the Group performed an impairment test on the Display CGU to which the goodwill has been allocated.

The recoverable amount of CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated revenue and operating expenditures of the Group’s products used in the forecast was determined considering external sources and the Group’s historical experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU include revenue and operating expenditures for the forecast period and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows.

10.
Intangible Assets, Continued
(e)
Details of impairment assessment on Good-will as of December 31, 2025, Continued

Classification	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
Display CGU	9.1%	7.2%	1.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of seven global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group’s credit rating and debt ratio was determined using the average of the debt ratios of the seven global listed companies in the same industry and the Group. The Group calculates the value in use of the CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.